JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.2%
Aerospace & Defense — 0.1%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	9,980	10,061
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	9,000	9,044
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,007
1.30%, 1/8/2026 (a)	5,075	4,738
3.00%, 2/10/2027 (a)	5,806	5,442
Mercedes-Benz Finance North America LLC (Germany) 2.70%, 6/14/2024 (a)	6,150	6,144
Volkswagen Group of America Finance LLC (Germany) 5.25%, 3/22/2029 (a)	11,430	11,320
		44,695
Banks — 16.3%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,050
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	14,120	14,518
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,247
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,181
Banco Santander SA (Spain)
2.75%, 5/28/2025	4,400	4,273
5.15%, 8/18/2025	8,400	8,327
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,569
6.61%, 11/7/2028	8,200	8,598
Bank of America Corp.
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,885
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	11,710	11,558
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,471
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	34,987
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	6,558	6,260
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	25,545	25,407
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,738
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	8,870	8,764
Bank of Montreal (Canada)
5.30%, 6/5/2026	20,025	19,989
5.27%, 12/11/2026	10,410	10,391
Bank of New Zealand (New Zealand)
4.85%, 2/7/2028 (a)	15,120	14,894
5.08%, 1/30/2029 (a)	8,570	8,500
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,650
5.35%, 12/7/2026	16,400	16,390
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,736
5.90%, 7/13/2026 (a)	13,540	13,664
5.09%, 1/23/2027 (a)	11,975	11,916
Barclays plc (United Kingdom) (SOFR + 1.49%), 5.67%, 3/12/2028 (b)	20,355	20,366

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	16,500
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	9,018
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	11,985
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	13,370	13,312
BPCE SA (France)
4.63%, 7/11/2024 (a)	10,774	10,754
5.15%, 7/21/2024 (a)	15,685	15,655
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	15,871
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	10,480	10,509
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	10,000	10,390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (a) (b)	9,825	9,820
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	18,495	18,830
Canadian Imperial Bank of Commerce (Canada)
5.00%, 4/28/2028	17,230	17,072
5.26%, 4/8/2029	13,820	13,777
Citibank NA 5.49%, 12/4/2026	12,135	12,202
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,337
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,406
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,766
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	18,585	18,404
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	9,495	9,513
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	29,461
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,620
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	8,895	9,169
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	14,830	14,735
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	18,207
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	7,155	7,163
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,109
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	20,942	18,808
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	2,378	2,319
4.40%, 8/23/2025 (a)	2,052	2,025
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,870
5.25%, 4/26/2029 (a)	15,410	15,316
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,426
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	15,272	14,731
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,517
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,484
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	18,740	18,793

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,676
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	21,119
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	16,745	16,827
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (b)	20,665	20,784
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	5,310	5,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	12,160	12,083
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	16,642
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	12,836
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	2,770	2,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	16,754	16,799
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	15,350	15,304
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,006
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,374
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,713
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	15,908
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	13,113
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	32,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,897
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	22,960	22,772
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	33,120	33,120
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	20,004
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.65%, 3/9/2026 (a)	7,590	7,619
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	17,645	17,693
UBS AG (Switzerland) 5.00%, 7/9/2027	6,725	6,649
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	600	590
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	13,925
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	23,760	23,923
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,775
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,543
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	7,920	8,196
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,655
4.90%, 2/15/2028 (a)	8,935	8,822
		1,344,779
Beverages — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,143

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — 0.1%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,423
Capital Markets — 4.5%
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,703	8,242
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,997	4,592
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	6,000	5,988
5.41%, 5/10/2029	5,235	5,226
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	22,395	23,247
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (b)	7,050	7,029
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	28,089
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,929
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	13,300	13,840
(SOFR + 1.27%), 5.73%, 4/25/2030 (b)	13,460	13,638
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	14,691
Morgan Stanley
(SOFR + 0.51%), 5.88%, 1/22/2025 (b)	46,955	46,988
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	18,126	16,893
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	21,528
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,540
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	3,690	3,703
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	17,775	18,008
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,254
1.65%, 7/14/2026	20,765	19,125
State Street Corp. (SOFR + 1.48%), 5.68%, 11/21/2029 (b)	16,125	16,463
UBS AG (Switzerland) 7.50%, 2/15/2028	1,030	1,100
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,515
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	29,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,590
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,163
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	24,645	24,689
		370,798
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,935
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	5,830	5,732
6.50%, 7/15/2025	12,660	12,756
4.45%, 10/1/2025	4,295	4,230
6.45%, 4/15/2027	14,854	15,205
American Express Co.
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,121
(SOFR + 0.75%), 5.65%, 4/23/2027 (b)	20,170	20,240

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,598
5.75%, 3/1/2029 (a)	22,610	22,451
Capital One Financial Corp.
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,366
(SOFR + 1.91%), 5.70%, 2/1/2030 (b)	13,230	13,223
General Motors Financial Co., Inc. 5.55%, 7/15/2029	15,965	15,894
		147,816
Electric Utilities — 0.7%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,268
Entergy Corp. 0.90%, 9/15/2025	2,915	2,746
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,448
Pacific Gas and Electric Co. 5.55%, 5/15/2029	26,901	26,883
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	4,085	4,062
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,963
		57,370
Financial Services — 0.4%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,143
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	17,115	17,454
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,669
		34,266
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,005
Health Care Providers & Services — 0.2%
McKesson Corp. 5.25%, 2/15/2026	17,250	17,188
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,568
5.60%, 3/1/2028	10,415	10,509
		15,077
Insurance — 1.4%
Athene Global Funding
2.75%, 6/25/2024 (a)	2,970	2,964
0.91%, 8/19/2024 (a)	29,420	29,115
2.50%, 1/14/2025 (a)	3,165	3,103
CNO Global Funding 5.88%, 6/4/2027 (a)	16,775	16,816
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	12,452
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	10,302
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	10,000	9,805
Metropolitan Life Global Funding I 4.85%, 1/8/2029 (a)	13,780	13,597
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,279
		115,433

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.4%
DTE Energy Co. 5.10%, 3/1/2029	20,225	19,951
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,296
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,587
		32,834
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,284
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,280
		28,564
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,726
Software — 0.1%
VMware LLC 1.00%, 8/15/2024	11,550	11,436
Trading Companies & Distributors — 0.3%
Air Lease Corp.
4.25%, 9/15/2024	2,500	2,488
1.88%, 8/15/2026	19,605	18,101
		20,589
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,263
Total Corporate Bonds (Cost $2,343,901)		2,318,401
U.S. Treasury Obligations — 24.5%
U.S. Treasury Notes
4.25%, 9/30/2024	2,445	2,436
4.25%, 12/31/2024	3,410	3,389
3.88%, 3/31/2025	1,417	1,402
4.63%, 6/30/2025	2,925	2,909
5.00%, 8/31/2025	3,685	3,679
4.00%, 12/15/2025	6,360	6,265
3.88%, 1/15/2026	9,835	9,665
4.00%, 2/15/2026	983	968
4.63%, 2/28/2026	1,695	1,686
4.63%, 3/15/2026	2,240	2,228
4.88%, 4/30/2026	9,030	9,027
3.63%, 5/15/2026	41,665	40,695
4.13%, 6/15/2026	10,400	10,252
4.50%, 7/15/2026	171,595	170,415
4.63%, 10/15/2026	133,540	133,060
4.63%, 11/15/2026	120,125	119,740
4.38%, 12/15/2026	29,655	29,392
4.00%, 1/15/2027	401,135	393,974
4.13%, 2/15/2027	255,220	251,451
4.25%, 3/15/2027	289,340	285,994
4.50%, 4/15/2027	159,840	159,066
2.75%, 4/30/2027	3,000	2,844

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.50%, 5/15/2027	368,290	366,564
4.25%, 2/28/2029	5,195	5,137
Total U.S. Treasury Obligations (Cost $2,024,585)		2,012,238
Asset-Backed Securities — 24.0%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	1,434	1,410
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	925	844
ACHV ABS TRUST Series 2023-1PL, Class B, 6.80%, 3/18/2030 (a)	2,848	2,850
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	2,237	2,239
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (c)	110	109
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,685
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	9,000	9,008
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,491	7,455
American Credit Acceptance Receivables Trust
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	3,800	3,791
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,334
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	607	606
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,288
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	8,395	8,458
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,500	2,490
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,624
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	11,899
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,377
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,260
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,886
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,684
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,513
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,160
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	13,780
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,820
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,290
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,532
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,871
Amur Equipment Finance Receivables LLC
Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	119	119
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	4,781	4,805
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	6,125	6,101
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,296	1,220
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,570	1,405
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	641	594
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.78%, 11/15/2036 (a) (c)	3,425	3,411
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (c)	8,292	7,981
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	12,500	12,537
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	21,605

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	4,091
Barings CLO Ltd. (Cayman Islands)
Series 2018-4A, Class A1R, 6.48%, 10/15/2030 (a) (c)	16,615	16,619
Series 2015-2A, Class B2R, 7.18%, 10/20/2030 (a) (c)	1,800	1,802
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 6.42%, 12/26/2031 (a) (c)	8,614	8,638
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,000	997
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.74%, 6/25/2043 (c)	92	87
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	2,574	2,523
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	2,012	1,962
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	6,953
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,239
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,202
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	4,000	3,994
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,475
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,727
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,570
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,116
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,077
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,389
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	292	292
BRSP Ltd. Series 2021-FL1, Class A, 6.58%, 8/19/2038 (a) (c)	4,348	4,297
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.48%, 12/15/2038 (a) (c)	7,025	6,901
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	9,943	9,349
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	15,666	15,731
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 0.00%, 10/15/2031 (a) (c) (d)	8,902	8,902
BXMT Ltd. Series 2021-FL4, Class A, 6.49%, 5/15/2038 (a) (c)	5,777	5,549
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,143
CarNow Auto Receivables Trust Series 2023-1A, Class B, 6.95%, 3/16/2026 (a)	3,024	3,023
CarVal CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR, 6.55%, 7/16/2031 (a) (c)	17,492	17,520
Carvana Auto Receivables Trust
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	1,300	1,296
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	13,931
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,500	6,482
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,454
Series 2021-N4, Class B, 1.24%, 9/11/2028	1,207	1,137
Series 2021-N4, Class C, 1.72%, 9/11/2028	1,314	1,239
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,534
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	6,900	6,845
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,765
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,220
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	9,857	9,835
CFMT LLC
Series 2021-HB7, Class A, 1.15%, 10/27/2031 ‡ (a) (c)	3,924	3,840
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	5,892	5,634
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	1,562	1,550

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,381	2,246
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	1,712	1,610
CPS Auto Receivables Trust
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	1,766	1,761
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	7,545	7,487
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,256	9,114
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,232
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,259
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	8,059
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,054
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	1,553	1,550
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	4,930	4,879
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,524
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,267
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,257
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,107
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,065
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,198
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,879
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,381
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,149
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,068
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,029
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,132
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	10,450	10,554
Crossroads Asset Trust Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	3,785	3,779
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.34%, 10/25/2034 (c)	78	77
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	1,069	1,059
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,289	1,205
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	297	279
Drive Auto Receivables Trust
Series 2021-2, Class C, 0.87%, 10/15/2027	386	384
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,726
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,103
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,161	1,127
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 6.54%, 7/18/2030 (a) (c)	629	630
DT Auto Owner Trust
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	1,647	1,640
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	44	44
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	953	949
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,155
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	933	929
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	5,855	5,791
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	9,138
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,211	6,085

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,611
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	13,425	13,352
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,000
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,770
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	491	451
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	672	617
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 6.59%, 7/20/2037 (a) (c)	21,665	21,691
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	7,818	7,844
Exeter Automobile Receivables Trust
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,329	1,324
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	795	794
Series 2021-2A, Class C, 0.98%, 6/15/2026	268	267
Series 2021-3A, Class C, 0.96%, 10/15/2026	12,410	12,271
Series 2022-2A, Class B, 3.65%, 10/15/2026	469	468
Series 2023-3A, Class B, 6.11%, 9/15/2027	2,062	2,063
Series 2021-4A, Class C, 1.46%, 10/15/2027	5,483	5,422
Series 2024-2A, Class B, 5.61%, 4/17/2028	2,383	2,379
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,835
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,175
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,205
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,174
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,386
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	704	695
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	3,825	3,734
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	1,697	1,668
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	8,145	8,167
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,775
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,776	5,471
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,188
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,534	6,151
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	2,735	2,497
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,645
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	11,875
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,815
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,709
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	2,732	2,724
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	3,464	3,419
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,496
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	442	436
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	6,832	6,693
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	15,515
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,578
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,560

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	1,459	1,429
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	8,154	7,386
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,498
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,526
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.53%, 7/24/2030 (a) (c)	3,809	3,816
Series 2018-26A, Class AR, 6.50%, 11/22/2031 (a) (c)	13,865	13,865
GLS Auto Receivables Issuer Trust
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	952	951
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	4,627	4,557
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	5,911	5,824
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,894
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	5,522	5,552
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	4,024
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,441
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	5,149	5,120
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	967
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	7,085	6,668
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	12,000	12,167
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,546
Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	1,140	1,115
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,000	10,014
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	2,704	2,718
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,843	1,845
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	198	188
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,312	1,199
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	5,766	5,291
Honda Auto Receivables Owner Trust Series 2024-1, Class A3, 5.21%, 8/15/2028	18,416	18,395
Hyundai Auto Lease Securitization Trust Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	4,969
Hyundai Auto Receivables Trust Series 2024-A, Class A3, 4.99%, 2/15/2029	9,487	9,433
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR, 6.71%, 7/20/2031 (a) (c)	8,526	8,543
LCM LP (Cayman Islands) Series 14A, Class AR, 6.63%, 7/20/2031 (a) (c)	10,674	10,693
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	5,042	4,931
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	3,184	3,137
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	3,141	3,167
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,415
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	5,595	5,609
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,442
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 6.60%, 7/25/2031 (a) (c)	734	735
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	1,282	1,268

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	14,943
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	14,645
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	13,694	13,754
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,592
Mission Lane Credit Card Master Trust Series 2022-A, Class A, 6.92%, 9/15/2027 (a)	3,616	3,616
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.69%, 3/25/2033 (c)	102	100
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	973	914
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (a) (c)	10,620	10,635
New Economy Assets Phase Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,608
Nissan Auto Lease Trust
Series 2024-A, Class A2A, 5.11%, 10/15/2026	5,300	5,280
Series 2024-A, Class A3, 4.91%, 4/15/2027	5,714	5,660
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	256	256
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,683
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	9,715	9,764
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	803	758
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	8,723	8,227
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,713	2,515
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A1R2, 6.47%, 10/17/2030 (a) (c)	19,170	19,173
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.55%, 4/16/2031 (a) (c)	2,327	2,330
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	3,486	3,465
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	928	910
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	4,800	4,567
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	4,256	4,256
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	4,100	4,091
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,940
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	2,614	2,534
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,148	5,824
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	18,975	17,964
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	1,380	1,354
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	2,629	2,639
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-1A, Class A1, 6.38%, 4/15/2030 (a) (c)	7,147	7,157
Series 2023-2A, Class A1, 6.77%, 1/25/2032 (a) (c)	15,825	15,908
Series 2024-3A, Class A1, 0.00%, 8/8/2032 (a) (c) (d)	16,832	16,832
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	632	625
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,934	5,737
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	5,612	5,585
Post Road Equipment Finance LLC Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	16,384	16,362
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	2,850	2,844
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	9,762	9,474
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	5,243	5,122

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	9,290	9,083
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (a) (e)	4,491	4,444
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	6,509	6,347
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	14,859
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,658
Series 2021-SFR1, Class B, 1.30%, 4/17/2038 (a)	2,750	2,532
Series 2021-SFR4, Class B, 1.81%, 5/17/2038 (a)	8,800	8,148
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,256	6,654
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	16,033
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,157
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,186
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	3,907
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (c)	5,896	5,846
Series 2021-3, Class A1, 4.87%, 4/25/2026 (a) (e)	2,869	2,817
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (e)	4,879	4,833
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	12,398	12,186
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	9,783	9,508
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	4,446	4,303
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	1,702	1,668
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	1,225	1,228
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	2,220	2,191
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	11,173	10,853
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	995
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,266	2,247
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	9,937	9,561
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,794
Santander Bank Auto Credit-Linked Notes Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,200	1,199
Santander Consumer Auto Receivables Trust Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,437
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 9/15/2026	764	762
Series 2021-1, Class D, 1.13%, 11/16/2026	3,164	3,108
Series 2020-3, Class D, 1.64%, 11/16/2026	498	493
Series 2020-4, Class D, 1.48%, 1/15/2027	6,108	6,023
Series 2021-2, Class D, 1.35%, 7/15/2027	2,798	2,726
Series 2021-3, Class D, 1.33%, 9/15/2027	2,694	2,613
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,324
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,528
Series 2022-3, Class C, 4.49%, 8/15/2029	1,000	981
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,432
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,011
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,458
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,550

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	6,924
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,750
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,087
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	22,050	21,994
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,560
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,017
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	3,984
SCF Equipment Leasing LLC
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	2,030
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,133
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	274	271
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	156	150
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	610	588
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	874	829
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	538	510
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	478	453
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	1,244	1,245
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	630	615
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	630	622
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	4,974	4,639
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 6.55%, 4/16/2031 (a) (c)	2,401	2,406
Series 2015-16A, Class ARR, 6.52%, 10/15/2031 (a) (c)	19,155	19,155
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 6.61%, 10/13/2032 (a) (c)	5,308	5,317
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	16,104	16,055
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	3,882	3,876
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	2,530	2,545
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	18,400	18,360
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,795	1,658
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	3,791
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 ‡ (a) (d)	11,395	11,000
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	400	391
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	961	946
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	431	427
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	1,078	1,067
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	3,216	3,159
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	2,425	2,396
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	2,863	2,855
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	1,050	1,051
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	3,234	3,239
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (e)	609	605

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (a) (e)	1,500	1,478
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (e)	2,505	2,429
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	5,548	5,449
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	81	81
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	2,750	2,707
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	3,750	3,750
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	3,231	3,241
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	5,052
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,547
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,716
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	5,179	5,194
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (e)	3,179	3,087
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (e)	9,131	8,894
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	10,203	9,847
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (e)	3,120	3,054
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (e)	8,223	8,061
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (e)	8,278	8,169
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	4,385	4,322
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (e)	7,186	7,107
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	6,927	6,832
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	5,659	5,584
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	6,400	6,461
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,487
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	156	156
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	2,470	2,454
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	21,824
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,066	21,759
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	9,172
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,020
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,411
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,067
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,554
Westlake Flooring Master Trust Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,730
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	12,736	12,714
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A3, 5.26%, 10/15/2027	11,571	11,556
Total Asset-Backed Securities (Cost $1,997,773)		1,977,172
Collateralized Mortgage Obligations — 8.4%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,024	948
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.93%, 10/25/2033 (c)	10	9
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 (a) (c)	4,804	4,579
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (c)	107	98
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, 8.32%, 1/25/2042 (a) (c)	1,775	1,826

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	53
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	286	31
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (a) (c)	8,252	8,001
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	5	5
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (e)	—	—
FHLMC, Reference REMIC Series R005, Class ZA, 5.50%, 2/15/2036	2,048	2,072
FHLMC, REMIC
Series 1754, Class Z, 8.50%, 9/15/2024	—	—
Series 1779, Class Z, 8.50%, 4/15/2025	4	4
Series 4303, Class VA, 3.50%, 5/15/2025	106	105
Series 3005, Class ED, 5.00%, 7/15/2025	64	63
Series 3826, Class BK, 3.00%, 3/15/2026	92	90
Series 3864, Class PG, 3.50%, 5/15/2026	15	15
Series 3887, Class GM, 4.00%, 7/15/2026 (e)	20	20
Series 3903, Class GB, 4.00%, 8/15/2026	45	45
Series 3909, Class HG, 4.00%, 8/15/2026 (e)	61	60
Series 1888, Class Z, 7.00%, 8/15/2026	9	9
Series 3936, Class AB, 3.00%, 10/15/2026	145	142
Series 3946, Class BU, 3.00%, 10/15/2026	50	48
Series 3996, Class BA, 1.50%, 2/15/2027	37	35
Series 4015, Class GL, 2.25%, 3/15/2027	42	40
Series 4020, Class N, 3.00%, 3/15/2027	25	24
Series 4054, Class AE, 1.50%, 4/15/2027	76	73
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	964
Series 4039, Class AB, 1.50%, 5/15/2027	84	80
Series 4039, Class PB, 1.50%, 5/15/2027	277	264
Series 4043, Class PB, 1.50%, 5/15/2027	204	195
Series 4097, Class HJ, 1.50%, 8/15/2027	312	296
Series 4089, Class AI, IO, 3.00%, 8/15/2027	1,300	37
Series 4103, Class HA, 2.50%, 9/15/2027	96	92
Series 4361, Class CA, 2.50%, 9/15/2027	218	210
Series 4131, Class BC, 1.25%, 11/15/2027	63	59
Series 4129, Class AP, 1.50%, 11/15/2027	366	346
Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,551	45
Series 4304, Class DW, 2.50%, 12/15/2027	884	850
Series 4207, Class JD, 1.50%, 5/15/2028	85	81
Series 4217, Class UD, 1.75%, 6/15/2028	144	136
Series 2090, Class F, 5.64%, 10/15/2028 (c)	8	7
Series 3523, Class MX, 4.50%, 4/15/2029	49	48
Series 4338, Class GE, 2.50%, 5/15/2029	24	24
Series 2995, Class FT, 5.69%, 5/15/2029 (c)	71	70
Series 3721, Class DG, 2.75%, 9/15/2030	117	110
Series 3775, Class DB, 4.00%, 12/15/2030	221	215
Series 3779, Class LB, 4.00%, 12/15/2030	243	237
Series 2303, Class FY, 5.74%, 4/15/2031 (c)	70	70
Series 2326, Class ZQ, 6.50%, 6/15/2031	67	67
Series 2362, Class F, 5.84%, 9/15/2031 (c)	14	14
Series 2500, Class FD, 5.94%, 3/15/2032 (c)	95	95

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4170, Class QE, 2.00%, 5/15/2032	41	40
Series 4094, Class BF, 5.84%, 8/15/2032 (c)	258	257
Series 2492, Class GH, 6.00%, 8/15/2032	148	150
Series 4120, Class KA, 1.75%, 10/15/2032	376	347
Series 4142, Class PG, 2.00%, 12/15/2032	40	38
Series 2711, Class FC, 6.34%, 2/15/2033 (c)	636	641
Series 2602, Class FH, 5.75%, 4/15/2033 (c)	118	117
Series 4206, Class DZ, 3.00%, 5/15/2033	519	469
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,064
Series 2617, Class Z, 5.50%, 5/15/2033	2,650	2,668
Series 2662, Class MT, 4.50%, 8/15/2033	37	36
Series 4620, IO, 5.00%, 9/15/2033	233	35
Series 4255, Class LZ, 3.00%, 10/15/2033	8,513	7,946
Series 3005, Class PV, IF, 4.18%, 10/15/2033 (c)	1	1
Series 2686, Class KZ, 4.50%, 10/15/2033	510	485
Series 2693, Class Z, 5.50%, 10/15/2033	109	109
Series 2727, Class PM, 4.50%, 1/15/2034	629	614
Series 2736, Class PE, 5.00%, 1/15/2034	2,584	2,562
Series 4301, Class UL, 3.50%, 2/15/2034	7,977	7,571
Series 2806, Class FA, 6.44%, 2/15/2034 (c)	193	187
Series 2989, Class MU, IF, IO, 1.56%, 7/15/2034 (c)	784	34
Series 3204, Class ZM, 5.00%, 8/15/2034	400	396
Series 2963, Class ZG, 5.00%, 11/15/2034	350	347
Series 2901, Class S, IF, 4.64%, 12/15/2034 (c)	289	282
Series 2898, Class PG, 5.00%, 12/15/2034	526	522
Series 3003, Class LD, 5.00%, 12/15/2034	85	84
Series 2933, Class EM, 5.50%, 1/15/2035	43	43
Series 4265, Class FD, 5.84%, 1/15/2035 (c)	206	203
Series 2929, Class PG, 5.00%, 2/15/2035	61	61
Series 2941, Class Z, 4.50%, 3/15/2035	1,187	1,120
Series 2953, Class PG, 5.50%, 3/15/2035	213	215
Series 3002, Class BN, 5.00%, 7/15/2035	178	173
Series 3013, Class HZ, 5.00%, 8/15/2035	585	580
Series 3101, Class UZ, 6.00%, 1/15/2036	145	148
Series 3174, Class LF, 5.79%, 5/15/2036 (c)	102	101
Series 3662, Class ZB, 5.50%, 8/15/2036	115	116
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,153
Series 3688, Class NB, 4.50%, 11/15/2036	470	459
Series 3855, Class AM, 6.50%, 11/15/2036	1,133	1,144
Series 3704, Class CZ, 4.00%, 12/15/2036	1,202	1,144
Series 3249, Class CL, 4.25%, 12/15/2036	702	676
Series 3258, Class PM, 5.50%, 12/15/2036	248	249
Series 5280, Class T, 5.50%, 1/25/2037	20,333	20,511
Series 3305, Class IW, IF, IO, 1.01%, 4/15/2037 (c)	226	6
Series 3318, Class HF, 5.70%, 5/15/2037 (c)	107	105
Series 3724, Class CM, 5.50%, 6/15/2037	245	248
Series 3326, Class FG, 5.79%, 6/15/2037 (c)	431	423
Series 3351, Class ZC, 5.50%, 7/15/2037	965	976

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (e)	2,040	92
Series 3429, Class S, IF, IO, 1.38%, 3/15/2038 (c)	383	26
Series 3447, Class DB, 5.00%, 5/15/2038	1,159	1,149
Series 3459, Class MB, 5.00%, 6/15/2038	80	79
Series 3575, Class ZA, 5.00%, 6/15/2038	3,004	2,986
Series 3546, Class A, 5.73%, 2/15/2039 (c)	285	287
Series 3540, Class A, 5.00%, 5/15/2039	154	153
Series 4346, Class A, 3.50%, 7/15/2039	42	41
Series 3597, Class HM, 4.50%, 8/15/2039	70	69
Series 3569, Class NY, 5.00%, 8/15/2039	528	524
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (c)	214	12
Series 4212, Class LA, 3.00%, 10/15/2039	103	102
Series 3585, Class KW, 4.50%, 10/15/2039	1,232	1,201
Series 3609, Class SA, IF, IO, 0.90%, 12/15/2039 (c)	1,318	58
Series 3632, Class PK, 5.00%, 2/15/2040	209	208
Series 3656, Class PM, 5.00%, 4/15/2040	1,970	1,957
Series 3786, Class NA, 4.50%, 7/15/2040	57	56
Series 3726, Class PA, 3.00%, 8/15/2040	78	76
Series 3706, Class P, 4.00%, 8/15/2040	2,712	2,567
Series 4655, Class DJ, 3.00%, 10/15/2040	1,834	1,687
Series 4088, Class LE, 4.00%, 10/15/2040	40	40
Series 4318, Class KZ, 4.00%, 12/15/2040	2,202	2,084
Series 3769, Class ZC, 4.50%, 12/15/2040	987	942
Series 3803, Class FY, 5.84%, 1/15/2041 (c)	24	24
Series 3822, Class ZG, 4.00%, 2/15/2041	5,731	5,424
Series 4080, Class DA, 2.00%, 3/15/2041	175	163
Series 3862, Class GA, 4.00%, 4/15/2041	163	158
Series 3844, Class FA, 5.89%, 4/15/2041 (c)	189	186
Series 4074, Class PA, 3.00%, 5/15/2041	290	281
Series 3859, Class JB, 5.00%, 5/15/2041	262	260
Series 4150, Class JE, 2.00%, 6/15/2041	607	564
Series 3884, Class BL, 4.50%, 6/15/2041	4,331	4,192
Series 3939, Class BZ, 4.50%, 6/15/2041	2,020	1,921
Series 3881, Class AT, 5.85%, 6/15/2041	18,183	18,520
Series 4150, Class FN, 5.74%, 7/15/2041 (c)	287	283
Series 4152, Class LE, 1.75%, 8/15/2041	2,289	2,078
Series 3904, Class HC, 4.00%, 8/15/2041	591	550
Series 3906, Class B, 4.00%, 8/15/2041	2,634	2,486
Series 4150, Class FY, 5.74%, 8/15/2041 (c)	282	278
Series 3952, Class BQ, 2.00%, 10/15/2041	2,098	1,837
Series 3947, Class BH, 2.50%, 10/15/2041	2,909	2,484
Series 3934, Class KB, 5.00%, 10/15/2041	434	431
Series 3966, Class VZ, 4.00%, 12/15/2041	599	561
Series 4550, Class NA, 3.00%, 1/15/2042	326	316
Series 4122, Class PA, 1.50%, 2/15/2042	202	188
Series 4144, Class KD, 1.75%, 3/15/2042	410	363
Series 4215, Class NA, 3.00%, 4/15/2042	101	96
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,013

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4143, Class AE, 2.00%, 9/15/2042	1,339	1,227
Series 4158, Class TC, 1.75%, 12/15/2042	203	184
Series 4247, Class AK, 4.50%, 12/15/2042	230	227
Series 4158, Class LD, 2.00%, 1/15/2043	415	351
Series 4199, Class YZ, 3.50%, 5/15/2043	3,587	3,258
Series 4302, Class MA, 3.00%, 7/15/2043	846	816
Series 4314, Class LP, 3.50%, 7/15/2043	23	23
Series 4558, Class DA, 3.50%, 7/15/2043	82	81
Series 5115, Class FD, 4.00%, 8/15/2043 (c)	6,749	6,312
Series 4311, Class ED, 2.75%, 9/15/2043	55	53
Series 4480, Class LA, 3.50%, 9/15/2043	90	88
Series 4330, Class PE, 3.00%, 11/15/2043	104	98
Series 4286, Class MP, 4.00%, 12/15/2043	330	313
Series 4316, Class DZ, 3.00%, 3/15/2044	3,390	2,994
Series 4338, Class A, 2.50%, 5/15/2044	340	316
Series 4505, Class P, 3.50%, 5/15/2044	897	849
Series 4571, Class EB, 3.50%, 5/15/2044	1,792	1,699
Series 4483, Class CA, 3.00%, 6/15/2044	35,427	33,003
Series 4360, Class PZ, 3.00%, 7/15/2044	1,173	1,019
Series 4417, Class PZ, 3.00%, 12/15/2044	3,149	2,740
Series 4545, Class PG, 3.00%, 12/15/2044	369	351
Series 4745, Class EC, 3.00%, 12/15/2044	1,101	1,052
Series 4425, Class TA, 2.00%, 1/15/2045	298	242
Series 4461, Class LZ, 3.00%, 3/15/2045	3,897	3,345
Series 4457, Class KZ, 3.00%, 4/15/2045	7,718	6,619
Series 4478, Class PC, 2.00%, 5/15/2045	861	722
Series 4631, Class PA, 3.00%, 5/15/2045	1,802	1,643
Series 4664, Class PH, 3.50%, 5/15/2045	783	747
Series 4698, Class DA, 4.50%, 5/15/2045	1,560	1,493
Series 4759, Class MA, 3.00%, 9/15/2045	57	55
Series 4591, Class QE, 2.75%, 4/15/2046	186	162
Series 4574, Class YH, 3.00%, 4/15/2046	260	226
Series 4774, Class LP, 3.50%, 9/15/2046	2,676	2,544
Series 4714, Class PA, 3.00%, 11/15/2046	1,626	1,472
Series 4657, Class VZ, 3.00%, 2/15/2047	9,453	8,116
Series 4830, Class AP, 4.00%, 2/15/2047	880	823
Series 4675, Class EZ, 3.50%, 4/15/2047	1,665	1,436
Series 4682, Class LC, 2.50%, 5/15/2047	473	396
Series 4682, Class AP, 3.00%, 5/15/2047	621	531
Series 4703, Class KZ, 3.50%, 7/15/2047	5,661	5,070
Series 4740, Class JA, 3.00%, 10/15/2047	1,640	1,411
Series 4749, Class ZL, 3.50%, 12/15/2047	15,789	13,880
Series 4936, Class AP, 2.50%, 9/25/2048	228	203
Series 4941, Class NP, 2.50%, 5/25/2049	776	641
Series 4922, Class GE, 2.50%, 7/25/2049	726	614
Series 4952, Class PA, 2.50%, 2/25/2050	1,185	987
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	98	95

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 218, PO, 2/1/2032	64	54
Series 290, Class 200, 2.00%, 11/15/2032	319	290
Series 277, Class 30, 3.00%, 9/15/2042	2,367	2,073
Series 359, Class 350, 3.50%, 10/15/2047	1,385	1,257
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (e)	21	21
Series 2011-61, Class B, 3.00%, 7/25/2026	102	100
Series 2011-72, Class KB, 3.50%, 8/25/2026	118	116
Series 2012-32, Class DE, 3.00%, 12/25/2026	17	17
Series 2012-26, Class CA, 2.50%, 3/25/2027	196	190
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,073	56
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	1,204	39
Series 2012-127, Class AC, 1.50%, 11/25/2027	229	218
Series 2012-124, Class HG, 2.00%, 11/25/2027	99	95
Series 2013-5, Class DA, 1.50%, 2/25/2028	124	118
Series 2013-13, Class KD, 1.50%, 3/25/2028	126	119
Series 2013-137, Class BA, 1.50%, 1/25/2029	224	210
Series 2009-15, Class AC, 5.50%, 3/25/2029	453	450
Series 2009-58, Class B, 4.50%, 8/25/2029	565	555
Series 2010-14, Class AC, 4.00%, 3/25/2030	118	115
Series 2010-92, Class B, 4.50%, 8/25/2030	2,000	1,962
Series 2016-8, Class CA, 2.00%, 3/25/2031	9,562	8,882
Series 2001-38, Class EA, PO, 8/25/2031	14	14
Series 2015-89, Class KE, 2.00%, 11/25/2031	59	54
Series 2012-98, Class QG, 1.75%, 1/25/2032	148	143
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,338	1,367
Series 2002-34, Class FA, 5.94%, 5/18/2032 (c)	51	50
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,274
Series 2013-109, Class BA, 3.00%, 10/25/2032	428	412
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,107	1,111
Series 2004-61, Class FH, 6.24%, 11/25/2032 (c)	574	577
Series 2002-77, Class TF, 6.44%, 12/18/2032 (c)	107	108
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,057
Series 2002-77, Class QG, 5.50%, 12/25/2032	241	242
Series 2002-84, Class DZ, 5.50%, 12/25/2032	130	131
Series 2002-94, Class BZ, 5.50%, 1/25/2033	694	682
Series 2013-18, Class TG, 2.00%, 2/25/2033	242	228
Series 2003-7, Class FB, 6.19%, 2/25/2033 (c)	153	153
Series 2013-31, Class NL, 4.00%, 4/25/2033	315	305
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	112	13
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,160	1,144
Series 2003-49, IO, 6.50%, 6/25/2033	160	25
Series 2013-69, Class L, 3.00%, 7/25/2033	10,000	9,235
Series 2003-58, Class GL, 3.50%, 7/25/2033	80	76
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,479	1,407
Series 2013-91, Class DZ, 3.00%, 9/25/2033	21,390	19,561
Series 2003-84, Class PZ, 5.00%, 9/25/2033	42	41
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,623	5,273

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-107, Class ZD, 6.00%, 11/25/2033	947	956
Series 2013-126, Class JZ, 3.50%, 12/25/2033	16,534	15,656
Series 2004-38, Class AO, PO, 5/25/2034	1,622	1,205
Series 2004-72, Class F, 5.94%, 9/25/2034 (c)	66	65
Series 2004-91, Class BR, 5.50%, 12/25/2034	47	47
Series 2004-90, Class ZU, 6.00%, 12/25/2034	744	756
Series 2005-5, Class PA, 5.00%, 1/25/2035	213	208
Series 2004-101, Class AR, 5.50%, 1/25/2035	6	6
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,333	1,319
Series 2005-31, Class PB, 5.50%, 4/25/2035	482	482
Series 2005-38, Class FK, 5.74%, 5/25/2035 (c)	269	266
Series 2015-41, Class CA, 3.00%, 6/25/2035	407	377
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,388	1,401
Series 2005-64, Class PL, 5.50%, 7/25/2035	36	36
Series 2005-66, Class PF, 5.69%, 7/25/2035 (c)	74	73
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	177	173
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,600	1,584
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,197	1,184
Series 2005-84, Class MB, 5.75%, 10/25/2035	429	428
Series 2010-39, Class FT, 6.39%, 10/25/2035 (c)	489	492
Series 2013-114, Class JA, 3.00%, 11/25/2035	4	4
Series 2015-87, Class TB, 4.00%, 11/25/2035	3,067	2,962
Series 2005-101, Class B, 5.00%, 11/25/2035	711	704
Series 2005-99, Class AF, 5.79%, 12/25/2035 (c)	80	80
Series 2014-88, Class ER, 2.50%, 2/25/2036	50	47
Series 2006-14, Class DB, 5.50%, 3/25/2036	249	251
Series 2006-16, Class FC, 5.74%, 3/25/2036 (c)	55	55
Series 2006-27, Class BF, 5.74%, 4/25/2036 (c)	93	92
Series 2006-50, Class PE, 5.00%, 6/25/2036	252	250
Series 2006-46, Class FW, 5.84%, 6/25/2036 (c)	195	193
Series 2006-42, Class PF, 5.85%, 6/25/2036 (c)	138	136
Series 2009-71, Class JT, 6.00%, 6/25/2036	150	153
Series 2006-58, Class ST, IF, IO, 1.71%, 7/25/2036 (c)	355	26
Series 2006-101, Class FC, 5.50%, 7/25/2036 (c)	116	114
Series 2006-101, Class FD, 5.50%, 7/25/2036 (c)	74	73
Series 2006-56, Class DC, 6.09%, 7/25/2036 (c)	180	179
Series 2007-1, Class NF, 5.69%, 2/25/2037 (c)	189	187
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (c)	22	—
Series 2007-16, Class FC, 6.19%, 3/25/2037 (c)	13	12
Series 2007-33, Class MS, IF, IO, 1.15%, 4/25/2037 (c)	919	57
Series 2007-57, Class ZE, 4.75%, 5/25/2037	130	130
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,447	1,459
Series 2008-5, Class PE, 5.00%, 8/25/2037	76	76
Series 2007-85, Class SH, IF, IO, 1.06%, 9/25/2037 (c)	605	12
Series 2017-59, Class DW, 3.50%, 12/25/2037	7	7
Series 2007-117, Class FM, 6.14%, 1/25/2038 (c)	124	123
Series 2007-117, Class MF, 6.14%, 1/25/2038 (c)	232	231
Series 2008-24, Class PF, 6.09%, 2/25/2038 (c)	31	31

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-18, Class SE, IF, IO, 0.83%, 3/25/2038 (c)	77	5
Series 2008-25, Class DZ, 5.75%, 4/25/2038	397	386
Series 2008-83, Class CA, 6.00%, 9/25/2038	398	408
Series 2009-29, Class LA, 1.17%, 5/25/2039 (c)	803	659
Series 2013-25, Class DC, 2.50%, 6/25/2039	343	320
Series 2009-59, Class HB, 5.00%, 8/25/2039	977	968
Series 2009-73, Class HJ, 6.00%, 9/25/2039	100	102
Series 2009-70, Class FA, 6.64%, 9/25/2039 (c)	60	59
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,245	2,223
Series 2013-125, Class AB, 4.00%, 11/25/2039	173	165
Series 2009-87, Class B, 4.50%, 11/25/2039	971	955
Series 2009-112, Class SW, IF, IO, 0.81%, 1/25/2040 (c)	1,815	117
Series 2010-37, Class CY, 5.00%, 4/25/2040	42	42
Series 2011-3, Class KA, 5.00%, 4/25/2040	50	50
Series 2011-61, Class ZA, 5.00%, 4/25/2040	763	755
Series 2010-35, Class KF, 5.94%, 4/25/2040 (c)	127	127
Series 2010-43, Class HJ, 5.50%, 5/25/2040	136	138
Series 2010-64, Class DM, 5.00%, 6/25/2040	465	459
Series 2010-58, Class FA, 5.99%, 6/25/2040 (c)	254	252
Series 2010-58, Class FY, 6.17%, 6/25/2040 (c)	111	110
Series 2010-109, Class M, 3.00%, 9/25/2040	903	854
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	203	10
Series 2010-154, Class MW, 3.50%, 1/25/2041	3,059	2,899
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,474	2,353
Series 2011-18, Class KY, 4.00%, 3/25/2041	529	501
Series 2011-35, Class PE, 4.00%, 4/25/2041	986	928
Series 2011-52, Class GB, 5.00%, 6/25/2041	76	76
Series 2011-53, Class FT, 6.02%, 6/25/2041 (c)	98	97
Series 2011-128, Class KP, 4.50%, 7/25/2041	38	36
Series 2011-59, Class NZ, 5.50%, 7/25/2041	544	550
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,065	991
Series 2012-14, Class PA, 2.00%, 8/25/2041	143	132
Series 2013-72, Class LY, 3.50%, 8/25/2041	321	312
Series 2015-45, Class GA, 2.50%, 9/25/2041	244	236
Series 2013-126, Class CA, 4.00%, 9/25/2041	221	210
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,600	2,335
Series 2011-141, Class MA, 3.50%, 10/25/2041	150	145
Series 2012-64, Class PK, 4.50%, 12/25/2041	799	773
Series 2012-113, Class DC, 2.25%, 1/25/2042	114	106
Series 2012-27, Class PL, 2.00%, 2/25/2042	140	131
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,248	1,234
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,107	2,733
Series 2012-100, Class TL, 4.00%, 4/25/2042	222	213
Series 2012-80, Class EB, 4.50%, 4/25/2042	100	98
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,161	2,174
Series 2013-73, Class PG, 2.50%, 6/25/2042	649	595
Series 2012-128, Class VF, 5.69%, 6/25/2042 (c)	361	356
Series 2013-93, Class PJ, 3.00%, 7/25/2042	564	528

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-96, Class FY, 5.79%, 7/25/2042 (c)	169	165
Series 2013-34, Class PC, 2.50%, 8/25/2042	434	399
Series 2014-18, Class DE, 4.00%, 8/25/2042	618	593
Series 2012-94, Class K, 2.00%, 9/25/2042	814	672
Series 2013-60, Class PD, 2.00%, 10/25/2042	469	426
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,709	1,508
Series 2013-81, Class NC, 3.00%, 10/25/2042	298	288
Series 2013-72, Class AF, 5.69%, 11/25/2042 (c)	31	31
Series 2013-6, Class HD, 1.50%, 12/25/2042	309	264
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,654
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,480	1,344
Series 2013-10, Class PA, 1.50%, 2/25/2043	841	688
Series 2013-10, Class UB, 2.00%, 2/25/2043	973	802
Series 2013-58, Class FP, 5.69%, 2/25/2043 (c)	526	517
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,916	6,483
Series 2013-100, Class PL, 4.50%, 3/25/2043	587	572
Series 2013-66, Class LB, 1.50%, 4/25/2043	53	49
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,802	10,551
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,339	7,553
Series 2013-64, Class PF, 5.69%, 4/25/2043 (c)	466	456
Series 2014-3, Class BL, 2.50%, 6/25/2043	8	8
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,831	1,618
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,018
Series 2014-32, Class DK, 3.00%, 8/25/2043	330	310
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	534
Series 2015-34, Class UP, 3.00%, 11/25/2043	561	529
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,881	3,526
Series 2016-80, Class KV, 3.00%, 6/25/2044	3,452	3,298
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,751	5,194
Series 2017-74, Class KA, 3.00%, 11/25/2044	134	131
Series 2016-100, Class P, 3.50%, 11/25/2044	57	54
Series 2020-18, Class DC, 2.50%, 2/25/2045	98	96
Series 2015-33, Class DT, 2.50%, 6/25/2045	433	393
Series 2015-51, Class KC, 3.00%, 6/25/2045	223	207
Series 2017-18, Class DA, 3.00%, 8/25/2045	856	817
Series 2016-84, Class LA, 3.00%, 12/25/2045	784	714
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,502	1,379
Series 2016-16, Class AL, 3.00%, 4/25/2046	8,534	7,534
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,031	951
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,037	943
Series 2016-80, Class JP, 3.00%, 11/25/2046	613	525
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,195	1,086
Series 2017-11, Class PH, 2.50%, 3/25/2047	187	157
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,856	1,715
Series 2017-9, Class B, 3.00%, 3/25/2047	2,035	1,883
Series 2017-10, Class FA, 5.84%, 3/25/2047 (c)	179	176
Series 2017-89, Class KZ, 3.50%, 8/25/2047	7,114	5,848
Series 2017-84, Class JA, 2.75%, 9/25/2047	516	442

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-96, Class MA, 3.00%, 12/25/2047	419	359
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,385	1,995
Series 2018-37, Class BC, 3.50%, 12/25/2047	250	228
Series 2018-13, Class PA, 3.00%, 3/25/2048	7,465	6,347
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,344	6,374
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,695	1,496
Series 2019-17, Class KA, 3.50%, 4/25/2048	232	220
Series 2019-65, Class PA, 2.50%, 5/25/2048	153	134
Series 2019-11, Class EA, 3.00%, 5/25/2048	618	561
Series 2019-20, Class PB, 2.75%, 7/25/2048	250	218
Series 2018-87, Class BA, 4.00%, 7/25/2048	118	111
Series 2020-94, PO, 9/25/2048	406	330
Series 2019-9, Class ZA, 3.50%, 9/25/2048	6,219	5,465
Series 2019-51, Class DW, 3.50%, 11/25/2048	475	452
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,366	1,858
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,597	2,594
Series 2019-18, Class BA, 3.50%, 5/25/2049	7,737	7,188
Series 2019-70, Class JA, 2.50%, 9/25/2049	120	102
Series 2019-72, Class KA, 2.50%, 9/25/2049	167	139
Series 2020-15, Class EA, 2.00%, 10/25/2049	614	502
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	704
Series 2019-81, Class LA, 2.50%, 12/25/2049	347	285
Series 2020-7, Class DZ, 3.00%, 2/25/2050	684	564
Series 2020-15, Class EM, 3.00%, 3/25/2050	545	454
Series 2019-33, Class MA, 3.50%, 7/25/2055	513	491
Series 2018-70, Class HA, 3.50%, 10/25/2056	520	495
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.84%, 6/25/2037 (c)	100	98
Series 2007-106, Class A7, 6.02%, 10/25/2037 (c)	110	112
Series 2001-50, Class BA, 7.00%, 10/25/2041	49	49
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	36	34
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	102	14
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	84	11
Series 334, Class 9, IO, 6.00%, 3/25/2033	222	28
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	71	10
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	58	9
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	44	8
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	29	5
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	121	21
Series 394, Class C3, IO, 6.50%, 9/25/2038	225	39
Series 411, Class A3, 3.00%, 8/25/2042	1,037	916
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.70%, 11/25/2046 (c)	898	889
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	79	78
Series 2011-155, Class A, 3.00%, 11/20/2026	27	26
Series 2013-75, Class AC, 1.50%, 5/20/2028	550	519
Series 2003-50, Class F, 5.73%, 5/16/2033 (c)	50	50

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	52	1
Series 2003-102, Class PE, 6.00%, 11/20/2033	852	851
Series 2006-26, Class S, IF, IO, 1.07%, 6/20/2036 (c)	2,872	86
Series 2007-16, Class KU, IF, IO, 1.22%, 4/20/2037 (c)	1,630	67
Series 2009-106, Class XL, IF, IO, 1.32%, 6/20/2037 (c)	1,493	69
Series 2013-23, Class BP, 3.00%, 9/20/2037	64	64
Series 2008-75, Class SP, IF, IO, 2.04%, 8/20/2038 (c)	589	22
Series 2009-14, Class SA, IF, IO, 0.65%, 3/20/2039 (c)	1,733	31
Series 2009-14, Class KS, IF, IO, 0.87%, 3/20/2039 (c)	719	18
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	220	27
Series 2009-75, Class NB, 4.50%, 6/20/2039	45	44
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,190	1,147
Series 2011-26, Class PA, 4.00%, 7/20/2040	—	—
Series 2010-98, Class ME, 4.50%, 8/20/2040	11,695	11,394
Series 2013-71, Class NA, 2.50%, 8/20/2041	47	44
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,940	1,989
Series 2013-42, Class ND, 1.75%, 11/20/2042	82	74
Series 2013-28, Class DE, 1.75%, 12/20/2042	192	161
Series 2014-3, Class GA, 2.50%, 1/16/2044	3,358	3,060
Series 2014-12, Class ZA, 3.00%, 1/20/2044	14,182	12,449
Series 2018-29, Class LC, 3.00%, 4/20/2044	74	72
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,042	958
Series 2015-80, Class CP, 4.50%, 6/20/2045	214	202
Series 2015-80, Class CQ, 5.00%, 6/20/2045	154	147
Series 2018-36, Class AM, 3.00%, 7/20/2045	379	356
Series 2016-79, Class LA, 3.00%, 9/20/2045	203	196
Series 2016-90, Class MA, 3.00%, 10/20/2045	141	137
Series 2016-104, Class MA, 3.00%, 11/20/2045	99	98
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,191	1,122
Series 2016-91, Class WH, 2.75%, 3/20/2046	931	823
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,894	2,317
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,643	3,037
Series 2018-34, Class TY, 3.50%, 3/20/2048	836	731
Series 2019-74, Class AT, 3.00%, 6/20/2049	446	399
Series 2019-145, Class PA, 3.50%, 8/20/2049	186	172
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,082	2,769
Series 2020-74, Class DY, 2.00%, 5/20/2050	890	717
Series 2020-83, Class KP, 3.00%, 6/20/2050	270	231
Series 2010-H26, Class LF, 5.79%, 8/20/2058 (c)	70	69
Series 2010-H03, Class FA, 5.98%, 3/20/2060 (c)	1,045	1,044
Series 2011-H07, Class FA, 5.94%, 2/20/2061 (c)	678	677
Series 2011-H08, Class FA, 6.04%, 2/20/2061 (c)	609	609
Series 2011-H11, Class FA, 5.94%, 3/20/2061 (c)	189	189
Series 2011-H11, Class FB, 5.94%, 4/20/2061 (c)	118	118
Series 2011-H21, Class FA, 6.04%, 10/20/2061 (c)	79	79
Series 2013-H05, Class FB, 5.83%, 2/20/2062 (c)	57	56
Series 2012-H14, Class FK, 6.02%, 7/20/2062 (c)	91	91
Series 2012-H18, Class NA, 5.96%, 8/20/2062 (c)	74	74

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H20, Class BA, 6.00%, 9/20/2062 (c)	118	116
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (c)	29	29
Series 2012-H23, Class WA, 5.96%, 10/20/2062 (c)	110	110
Series 2012-H30, Class GA, 5.79%, 12/20/2062 (c)	80	79
Series 2013-H08, Class FA, 5.79%, 3/20/2063 (c)	300	299
Series 2013-H11, Class FA, 5.89%, 4/20/2063 (c)	90	90
Series 2013-H14, Class FG, 5.91%, 5/20/2063 (c)	260	260
Series 2013-H15, Class FA, 5.98%, 6/20/2063 (c)	307	307
Series 2013-H19, Class FC, 6.04%, 8/20/2063 (c)	487	487
Series 2014-H05, Class FB, 6.04%, 12/20/2063 (c)	61	61
Series 2014-H02, Class FB, 6.09%, 12/20/2063 (c)	263	263
Series 2014-H14, Class GF, 5.91%, 7/20/2064 (c)	65	65
Series 2014-H16, Class FL, 5.91%, 7/20/2064 (c)	486	482
Series 2014-H21, Class FA, 6.09%, 10/20/2064 (c)	220	220
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (c)	114	114
Series 2015-H06, Class FB, 6.09%, 2/20/2065 (c)	7,889	7,848
Series 2015-H13, Class FG, 5.84%, 4/20/2065 (c)	144	144
Series 2015-H10, Class FH, 6.04%, 4/20/2065 (c)	905	900
Series 2015-H09, Class FA, 6.06%, 4/20/2065 (c)	311	309
Series 2015-H10, Class FK, 6.06%, 4/20/2065 (c)	9,154	9,105
Series 2015-H14, Class FB, 5.87%, 5/20/2065 (c)	38	38
Series 2015-H12, Class FB, 6.04%, 5/20/2065 (c)	6,615	6,583
Series 2015-H12, Class FD, 6.04%, 5/20/2065 (c)	1,072	1,065
Series 2015-H14, Class FA, 6.01%, 6/20/2065 (c)	3,554	3,537
Series 2015-H16, Class FM, 6.04%, 7/20/2065 (c)	2,529	2,515
Series 2015-H24, Class FA, 6.09%, 9/20/2065 (c)	4,200	4,178
Series 2015-H27, Class FA, 6.19%, 9/20/2065 (c)	1,132	1,129
Series 2015-H25, Class FD, 6.09%, 10/20/2065 (c)	4,830	4,805
Series 2015-H29, Class FA, 6.14%, 10/20/2065 (c)	3	3
Series 2015-H29, Class FJ, 6.12%, 11/20/2065 (c)	3,118	3,105
Series 2016-H01, Class FA, 6.34%, 1/20/2066 (c)	2,523	2,530
Series 2016-H06, Class FC, 6.36%, 2/20/2066 (c)	1,681	1,679
Series 2016-H06, Class FA, 6.39%, 2/20/2066 (c)	1,817	1,815
Series 2016-H09, Class FN, 6.29%, 3/20/2066 (c)	2,125	2,120
Series 2016-H14, Class FA, 6.24%, 6/20/2066 (c)	1,114	1,111
Series 2016-H22, Class FA, 6.21%, 10/20/2066 (c)	3,994	4,002
Series 2016-H24, Class AF, 6.29%, 11/20/2066 (c)	1,662	1,658
Series 2017-H07, Class FG, 5.90%, 2/20/2067 (c)	197	197
Series 2017-H14, Class FD, 5.91%, 6/20/2067 (c)	324	321
Series 2017-H16, Class CF, 5.91%, 7/20/2067 (c)	5,659	5,646
Series 2017-H15, Class FN, 5.94%, 7/20/2067 (c)	147	146
Series 2017-H19, Class FA, 5.89%, 8/20/2067 (c)	406	405
Series 2018-H04, Class FG, 5.72%, 2/20/2068 (c)	255	254
Series 2018-H07, Class FE, 5.79%, 2/20/2068 (c)	52	51
Series 2019-H01, Class FT, 5.84%, 10/20/2068 (c)	418	418
Series 2019-H05, Class FT, 5.44%, 4/20/2069 (c)	1,140	1,139
Series 2020-H13, Class FK, 5.94%, 7/20/2070 (c)	3,355	3,318

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	110	98
Series 2006-A2, Class 4A1, 6.02%, 8/25/2034 (c)	300	298
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (e)	3,317	3,247
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	927	794
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	6,035	6,079
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.96%, 12/25/2035 (c)	1,233	325
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	9,213	8,903
OBX Trust Series 2020-EXP3, Class 2A1, 6.34%, 1/25/2060 (a) (c)	636	633
PRPM LLC
Series 2020-4, Class A1, 5.61%, 10/25/2025 (a) (e)	7,010	7,001
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (e)	2,825	2,812
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,589	1,417
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	1,544	1,465
Total Collateralized Mortgage Obligations (Cost $747,522)		687,232
Mortgage-Backed Securities — 8.3%
FHLMC
Pool # 611141, ARM, 6.30%, 1/1/2027 (c)	3	3
Pool # 846774, ARM, 6.28%, 12/1/2027 (c)	—	—
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (c)	27	27
Pool # 1L1380, ARM, 6.55%, 3/1/2035 (c)	582	603
Pool # 1L1379, ARM, 7.08%, 10/1/2035 (c)	357	357
Pool # 1J1380, ARM, 6.31%, 3/1/2036 (c)	89	89
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (c)	178	179
Pool # 1J1313, ARM, 5.50%, 6/1/2036 (c)	35	36
Pool # 1G1028, ARM, 5.92%, 7/1/2036 (c)	16	17
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (c)	50	50
Pool # 1N0273, ARM, 7.66%, 8/1/2036 (c)	42	42
Pool # 1J1393, ARM, 5.82%, 10/1/2036 (c)	240	245
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (c)	98	98
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (c)	63	63
Pool # 1J1467, ARM, 5.99%, 12/1/2036 (c)	88	91
Pool # 1N0346, ARM, 7.44%, 12/1/2036 (c)	93	93
Pool # 1J1541, ARM, 6.05%, 1/1/2037 (c)	302	304
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (c)	62	63
Pool # 1J1635, ARM, 6.06%, 3/1/2037 (c)	130	132
Pool # 1J1522, ARM, 6.66%, 3/1/2037 (c)	62	64
Pool # 1N1458, ARM, 7.07%, 3/1/2037 (c)	81	83
Pool # 1Q0339, ARM, 5.78%, 4/1/2037 (c)	11	11
Pool # 1Q0697, ARM, 7.35%, 5/1/2037 (c)	431	434
Pool # 1J1681, ARM, 5.73%, 6/1/2037 (c)	441	446
Pool # 1J1685, ARM, 5.73%, 6/1/2037 (c)	139	139
Pool # 1J2834, ARM, 6.14%, 8/1/2037 (c)	49	49
Pool # 847871, ARM, 6.59%, 8/1/2037 (c)	99	99
Pool # 1Q0476, ARM, 6.03%, 10/1/2037 (c)	87	87
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (c)	47	47

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0894, ARM, 5.93%, 1/1/2038 (c)	161	160
Pool # 1Q0722, ARM, 6.32%, 4/1/2038 (c)	145	145
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	14	14
Pool # G14643, 4.00%, 8/1/2026	20	20
Pool # G14973, 4.00%, 12/1/2028	38	38
Pool # J31731, 3.00%, 5/1/2030	221	211
Pool # G16018, 3.00%, 12/1/2031	3,027	2,864
Pool # G18692, 3.50%, 6/1/2033 (d)	7,924	7,536
Pool # G16584, 3.50%, 8/1/2033 (d)	11,478	10,916
Pool # G18713, 3.50%, 11/1/2033 (d)	18,687	17,771
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	—	—
Pool # G30325, 5.50%, 3/1/2027	241	238
Pool # C91261, 4.50%, 8/1/2029	66	65
Pool # C91349, 4.50%, 12/1/2030	70	69
Pool # G30565, 4.50%, 10/1/2031	165	162
Pool # G30701, 5.00%, 11/1/2031	56	56
Pool # C91388, 3.50%, 2/1/2032	1,614	1,538
Pool # C91447, 3.50%, 5/1/2032	123	117
Pool # C91449, 4.00%, 5/1/2032	572	554
Pool # C91581, 3.00%, 11/1/2032	649	606
Pool # K90311, 3.00%, 4/1/2033	1,294	1,203
Pool # G30669, 4.50%, 12/1/2033	864	847
Pool # C91761, 4.00%, 5/1/2034	650	626
Pool # K92617, 3.00%, 4/1/2035	3,537	3,255
Pool # C91862, 3.50%, 1/1/2036	2,363	2,224
Pool # C91880, 3.50%, 6/1/2036	1,326	1,241
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	56	57
Pool # G01665, 5.50%, 3/1/2034	1,206	1,211
Pool # G05046, 5.00%, 11/1/2036	69	69
Pool # G03073, 5.50%, 7/1/2037	569	572
Pool # G04772, 7.00%, 8/1/2038	69	72
Pool # G05091, 4.50%, 9/1/2038	562	542
Pool # G05798, 5.50%, 1/1/2040	140	141
Pool # G08729, 4.50%, 9/1/2046	385	369
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,706	1,631
Pool # U79013, 2.50%, 4/1/2028	314	301
Pool # U79014, 2.50%, 5/1/2028	391	374
Pool # T40143, 2.50%, 7/1/2028	365	348
Pool # U79019, 3.00%, 7/1/2028	69	66
Pool # U79026, 2.50%, 9/1/2028	79	75
Pool # U49013, 3.00%, 9/1/2028	638	614
Pool # G20027, 10.00%, 10/1/2030	6	6
Pool # ZT1051, 3.50%, 12/1/2033	1,702	1,607
Pool # G20028, 7.50%, 12/1/2036	993	1,006

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RE6019, 3.00%, 12/1/2049	538	445
Pool # RE6030, 3.50%, 2/1/2050	369	319
Pool # RE6028, 3.00%, 4/1/2050	311	257
Pool # RE6048, 2.50%, 5/1/2050	1,288	1,021
Pool # RE6041, 3.00%, 5/1/2050	4,826	3,988
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	13,505	12,440
Pool # RD5059, 1.50%, 6/1/2031	14,586	13,213
Pool # RD5121, 4.50%, 9/1/2032	2,396	2,338
Pool # RD5122, 4.00%, 10/1/2032	2,758	2,647
Pool # RD5146, 4.50%, 5/1/2033	3,068	2,993
Pool # RD5150, 5.00%, 5/1/2033	5,262	5,211
Pool # RD5157, 4.50%, 7/1/2033	2,087	2,036
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	12,724	12,194
Pool # ZK7588, 3.00%, 2/1/2029	8,057	7,752
Pool # ZS7344, 3.00%, 1/1/2031	10,657	10,083
Pool # ZS8602, 3.00%, 3/1/2031 (d)	3,250	3,071
Pool # ZK8739, 3.00%, 5/1/2032	8,128	7,626
Pool # SB0722, 3.00%, 4/1/2033	4,602	4,354
Pool # ZS8076, 4.00%, 7/1/2033	1,398	1,354
Pool # ZS8124, 4.00%, 8/1/2033	2,173	2,103
Pool # ZT1403, 3.50%, 11/1/2033 (d)	12,390	11,768
Pool # ZT1412, 4.00%, 11/1/2033	13,427	13,000
Pool # SB1084, 3.00%, 3/1/2035	14,572	13,826
Pool # SB0754, 2.00%, 3/1/2036	931	820
FHLMC UMBS, 20 Year
Pool # ZT2375, 4.00%, 3/1/2032	8,904	8,626
Pool # ZT1674, 5.00%, 2/1/2035	2,725	2,702
Pool # SC0379, 4.50%, 4/1/2035	3,644	3,557
Pool # ZT1808, 3.50%, 5/1/2037	8,132	7,673
FHLMC UMBS, 30 Year Pool # SD4986, 5.50%, 11/1/2052	6,208	6,230
FNMA
Pool # 325081, ARM, 6.72%, 10/1/2025 (c)	1	1
Pool # 409902, ARM, 6.49%, 6/1/2027 (c)	3	3
Pool # 52597, ARM, 4.47%, 7/1/2027 (c)	1	1
Pool # 810896, ARM, 7.27%, 1/1/2035 (c)	15	15
Pool # 865095, ARM, 6.68%, 10/1/2035 (c)	177	176
Pool # 877009, ARM, 6.42%, 3/1/2036 (c)	192	195
Pool # AD0295, ARM, 6.43%, 3/1/2036 (c)	217	217
Pool # 894571, ARM, 6.71%, 3/1/2036 (c)	478	498
Pool # 895687, ARM, 7.58%, 5/1/2036 (c)	32	32
Pool # 882099, ARM, 7.03%, 7/1/2036 (c)	63	62
Pool # 884722, ARM, 5.24%, 8/1/2036 (c)	27	27
Pool # 745858, ARM, 5.77%, 8/1/2036 (c)	19	19
Pool # 886558, ARM, 6.02%, 8/1/2036 (c)	134	135
Pool # 887714, ARM, 6.17%, 8/1/2036 (c)	49	48
Pool # 882241, ARM, 5.91%, 10/1/2036 (c)	103	102

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 905593, ARM, 5.81%, 12/1/2036 (c)	11	11
Pool # AD0296, ARM, 5.86%, 12/1/2036 (c)	319	318
Pool # 870920, ARM, 5.87%, 12/1/2036 (c)	14	15
Pool # 905196, ARM, 6.29%, 12/1/2036 (c)	14	14
Pool # 888143, ARM, 5.81%, 1/1/2037 (c)	37	37
Pool # 920954, ARM, 7.30%, 1/1/2037 (c)	295	298
Pool # 913984, ARM, 7.18%, 2/1/2037 (c)	161	162
Pool # 910178, ARM, 6.37%, 3/1/2037 (c)	298	298
Pool # 888750, ARM, 6.57%, 4/1/2037 (c)	35	35
Pool # 936588, ARM, 6.77%, 4/1/2037 (c)	55	56
Pool # 944105, ARM, 5.53%, 7/1/2037 (c)	4	4
Pool # 948208, ARM, 7.12%, 7/1/2037 (c)	226	228
Pool # 950385, ARM, 6.57%, 8/1/2037 (c)	2	2
Pool # 950382, ARM, 6.70%, 8/1/2037 (c)	462	470
Pool # AD0081, ARM, 5.84%, 11/1/2037 (c)	56	56
Pool # 952182, ARM, 5.95%, 11/1/2037 (c)	111	112
Pool # 995108, ARM, 6.02%, 11/1/2037 (c)	292	299
Pool # 966911, ARM, 6.04%, 12/1/2037 (c)	35	35
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	8	8
Pool # MA4040, 2.00%, 6/1/2030	353	328
Pool # MA4332, 2.00%, 5/1/2031	13,228	12,202
Pool # MA4367, 1.50%, 6/1/2031	17,516	15,868
Pool # BP3513, 2.00%, 6/1/2031	1,060	976
Pool # FS0868, 2.50%, 3/1/2032	2,636	2,439
Pool # MA4637, 3.00%, 6/1/2032	691	648
Pool # MA5079, 5.00%, 6/1/2033	1,917	1,898
Pool # MA5117, 4.50%, 7/1/2033	2,074	2,025
FNMA UMBS, 15 Year
Pool # 931730, 5.00%, 8/1/2024	3	2
Pool # AD0662, 5.50%, 1/1/2025	3	3
Pool # AL2193, 5.50%, 7/1/2025	1	1
Pool # AJ5336, 3.00%, 11/1/2026	23	22
Pool # AK0971, 3.00%, 2/1/2027	25	25
Pool # AO0800, 3.00%, 4/1/2027	35	34
Pool # AP7842, 3.00%, 9/1/2027	27	26
Pool # AL3439, 4.00%, 9/1/2027	115	113
Pool # AL4307, 4.00%, 10/1/2028	285	278
Pool # AL6105, 4.00%, 12/1/2029	19	19
Pool # AZ0888, 3.50%, 7/1/2030	2,627	2,526
Pool # AZ8018, 3.00%, 9/1/2030	3,660	3,469
Pool # FM9465, 3.00%, 1/1/2031	3,492	3,350
Pool # FM3524, 3.00%, 4/1/2032	5,620	5,356
Pool # BN6225, 3.50%, 3/1/2034	2,769	2,630
Pool # CA4258, 2.50%, 10/1/2034	4,352	3,922
Pool # CA4263, 3.00%, 10/1/2034 (d)	4,154	3,861
Pool # FS4368, 4.00%, 11/1/2034	26,863	25,923
Pool # FS4292, 3.00%, 2/1/2035	3,141	2,973

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS3924, 3.00%, 6/1/2035	19,450	18,384
Pool # FS4504, 3.50%, 9/1/2035	5,311	5,098
Pool # FS4848, 3.00%, 7/1/2036	3,318	3,112
Pool # FS4430, 3.50%, 1/1/2037	4,539	4,348
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	60	60
Pool # MA0214, 5.00%, 10/1/2029	453	448
Pool # AD5474, 5.00%, 5/1/2030	171	168
Pool # MA0534, 4.00%, 10/1/2030	66	64
Pool # AL4165, 4.50%, 1/1/2031	379	370
Pool # MA0804, 4.00%, 7/1/2031	76	74
Pool # MA0792, 4.50%, 7/1/2031	658	646
Pool # MA3894, 4.00%, 9/1/2031	98	94
Pool # 890653, 4.50%, 1/1/2032	316	309
Pool # AL5958, 4.00%, 3/1/2032	753	727
Pool # MA1037, 3.00%, 4/1/2032	688	645
Pool # AL1722, 4.50%, 4/1/2032	56	55
Pool # AB5811, 3.00%, 8/1/2032	1,005	939
Pool # AL7474, 3.50%, 10/1/2032	625	591
Pool # MA1270, 2.50%, 11/1/2032	444	409
Pool # AL3190, 4.00%, 12/1/2032	296	285
Pool # MA1802, 3.00%, 1/1/2034	550	508
Pool # BM4298, 3.50%, 4/1/2034	9,717	9,200
Pool # AL8051, 4.00%, 5/1/2034	2,587	2,486
Pool # AL5373, 4.50%, 5/1/2034	297	290
Pool # MA1922, 4.00%, 6/1/2034	15,152	14,543
Pool # BM4606, 4.00%, 1/1/2036	10,690	10,317
Pool # MA2587, 3.50%, 4/1/2036	1,611	1,515
Pool # FM2477, 3.00%, 5/1/2036	2,348	2,190
Pool # AS7789, 3.00%, 8/1/2036	2,945	2,699
Pool # FM6297, 3.50%, 12/1/2036	2,477	2,342
Pool # FS0448, 3.00%, 1/1/2037	5,904	5,484
Pool # BM1370, 3.00%, 4/1/2037	1,446	1,318
Pool # BJ2544, 3.00%, 12/1/2037	1,064	958
Pool # FM2922, 3.00%, 2/1/2038	1,684	1,565
Pool # FS4583, 4.00%, 6/1/2038	1,742	1,673
Pool # FS1689, 4.50%, 4/1/2039	1,448	1,418
Pool # FS4048, 4.50%, 4/1/2039	11,504	11,261
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	5	5
Pool # 254548, 5.50%, 12/1/2032	605	612
Pool # 555458, 5.50%, 5/1/2033	1,220	1,214
Pool # AB0054, 4.50%, 12/1/2034	1,588	1,535
Pool # 735503, 6.00%, 4/1/2035	883	902
Pool # 745275, 5.00%, 2/1/2036	1,520	1,501
Pool # 889118, 5.50%, 4/1/2036	1,660	1,656
Pool # 889209, 5.00%, 5/1/2036	86	85

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 745948, 6.50%, 10/1/2036	131	135
Pool # 889494, 5.50%, 1/1/2037	116	117
Pool # AD0249, 5.50%, 4/1/2037	1,172	1,176
Pool # 995024, 5.50%, 8/1/2037	182	183
Pool # FS4003, 5.50%, 8/1/2037	6,381	6,404
Pool # 950302, 7.00%, 8/1/2037	299	307
Pool # 888890, 6.50%, 10/1/2037	385	401
Pool # 929005, 6.00%, 1/1/2038	244	250
Pool # 890268, 6.50%, 10/1/2038	681	698
Pool # 995149, 6.50%, 10/1/2038	411	418
Pool # AL7521, 5.00%, 6/1/2039	225	222
Pool # AC3237, 5.00%, 10/1/2039	112	110
Pool # AB2025, 5.00%, 1/1/2040	609	601
Pool # AD6431, 4.50%, 6/1/2040	121	117
Pool # AK6740, 4.00%, 3/1/2042	1,299	1,223
Pool # AO7185, 4.00%, 9/1/2042	655	611
Pool # AL7590, 3.50%, 10/1/2045	589	529
Pool # FS5552, 5.00%, 12/1/2047	6,013	5,936
Pool # FS6870, 5.50%, 11/1/2052	4,241	4,257
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	31	31
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,761	4,593
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,510
Pool # AN1613, 2.55%, 7/1/2026	9,564	9,074
Pool # BL4482, 2.19%, 11/1/2026	10,165	9,511
Pool # AM8146, 2.78%, 2/1/2027	7,308	6,925
Pool # AN5041, 3.08%, 3/1/2027	5,099	4,863
Pool # AN6585, 2.84%, 9/1/2027	6,539	6,140
Pool # AN6586, 2.84%, 9/1/2027	5,982	5,617
Pool # AN7079, 2.80%, 10/1/2027	2,748	2,579
Pool # AN7169, 2.83%, 10/1/2027	5,354	5,024
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,202
Pool # AB7351, 2.50%, 12/1/2027	318	304
Pool # AQ8837, 2.50%, 12/1/2027	206	198
Pool # AQ9357, 2.50%, 1/1/2028	117	112
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,005
Pool # AQ9760, 2.50%, 2/1/2028	572	544
Pool # MA1360, 2.50%, 2/1/2028	647	618
Pool # BS1625, 1.35%, 4/1/2028	5,041	4,435
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,314
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,720
Pool # MA1557, 3.00%, 8/1/2028	118	113
Pool # AN9814, 3.63%, 8/1/2028	3,588	3,413
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,302
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,574
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,090
Pool # BZ0809, 4.89%, 4/1/2029	1,272	1,268
Pool # BM7222, 3.50%, 10/1/2029	3,306	3,188

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM7221, 3.00%, 2/1/2031	6,679	6,422
Pool # BK4847, 2.50%, 4/1/2033	194	186
Pool # BM6947, 3.50%, 7/1/2033	2,854	2,714
Pool # BM6595, 4.00%, 6/1/2037	1,751	1,682
Pool # BF0194, 4.50%, 7/1/2040	2,206	2,088
Pool # BF0238, 4.50%, 8/1/2041	12,901	12,506
Pool # MA0896, 4.00%, 11/1/2041	291	267
Pool # MA1188, 3.00%, 9/1/2042	1,501	1,301
Pool # MA1349, 3.00%, 2/1/2043	1,518	1,315
Pool # MA1371, 3.00%, 3/1/2043	512	441
Pool # MA1433, 3.00%, 5/1/2043	670	577
Pool # MA1510, 4.00%, 7/1/2043	717	667
Pool # AL6167, 3.50%, 1/1/2044	1,084	983
Pool # BM3994, 3.50%, 1/1/2044	1,395	1,265
Pool # AL6854, 3.00%, 2/1/2044	2,024	1,774
Pool # AL7826, 3.50%, 1/1/2046	1,599	1,498
Pool # MA2621, 3.50%, 5/1/2046	322	281
Pool # MA2744, 3.50%, 9/1/2046	808	705
Pool # BH8493, 3.00%, 11/1/2047	1,097	926
Pool # MA3197, 3.00%, 11/1/2047	565	477
Pool # BM5053, 3.00%, 4/1/2048	414	359
Pool # BF0371, 5.00%, 7/1/2048	1,703	1,683
Pool # BF0573, 5.50%, 12/1/2048	13,230	13,080
Pool # BM6073, 3.00%, 7/1/2049	958	832
Pool # MA3876, 3.00%, 12/1/2049	2,063	1,705
Pool # MA3913, 3.00%, 1/1/2050	971	802
Pool # CA5133, 3.00%, 2/1/2050	484	401
Pool # MA3971, 3.00%, 3/1/2050	3,145	2,600
Pool # CA5979, 3.00%, 5/1/2050	453	374
Pool # MA4029, 3.00%, 5/1/2050	410	339
Pool # MA4057, 2.50%, 6/1/2050	768	610
Pool # CA6065, 3.00%, 6/1/2050	377	311
Pool # MA4058, 3.00%, 6/1/2050	320	264
Pool # CA6385, 3.00%, 7/1/2050	482	399
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	7	7
GNMA I, 30 Year
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	3,111	3,144
Pool # 784278, 5.50%, 1/15/2034	2,254	2,293
Pool # 687926, 6.50%, 9/15/2038	923	954
Pool # 785282, 4.25%, 10/15/2040	7,822	7,321
Pool # 785859, 5.50%, 6/15/2041	24,228	24,659
Pool # AE7700, 3.50%, 8/15/2043	436	398
GNMA II
Pool # 8746, ARM, 3.75%, 11/20/2025 (c)	4	4
Pool # 8790, ARM, 4.62%, 1/20/2026 (c)	2	2
Pool # 80053, ARM, 4.62%, 3/20/2027 (c)	—	—

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 80152, ARM, 4.62%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	18	18
Pool # 5208, 3.00%, 10/20/2026	336	328
Pool # 5277, 3.50%, 1/20/2027	73	72
Pool # MA3495, 2.50%, 3/20/2031	7,889	7,372
Pool # MA3638, 2.50%, 5/20/2031	4,223	3,937
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	2
Pool # 4224, 7.00%, 8/20/2038	414	422
Pool # 4245, 6.00%, 9/20/2038	598	622
Pool # 4247, 7.00%, 9/20/2038	861	878
Pool # MA8619, 6.50%, 11/20/2038	2,872	2,947
Pool # MA8918, 5.50%, 12/20/2038	1,959	1,977
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	698	618
Total Mortgage-Backed Securities (Cost $707,678)		686,919
Commercial Mortgage-Backed Securities — 2.1%
BX Series 2021-MFM1, Class A, 6.13%, 1/15/2034 (a) (c)	2,299	2,287
Commercial Mortgage Trust
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,604
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,513
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,696
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (c)	2,000	1,910
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,246	2,222
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,603	1,594
FHLMC, Multifamily Structured Pass-Through Certificates
Series K506, Class A1, 4.65%, 5/25/2028	1,182	1,168
Series K507, Class A2, 4.80%, 9/25/2028 (c)	2,500	2,480
Series KG04, Class A1, 0.85%, 6/25/2030	3,631	3,150
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,372	2,231
Series K068, Class X1, IO, 0.42%, 8/25/2027 (c)	65,027	770
Series K740, Class X1, IO, 0.74%, 9/25/2027 (c)	102,831	2,085
Series K114, Class X1, IO, 1.11%, 6/25/2030 (c)	39,705	2,149
FNMA ACES Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (c)	53,957	3,768
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.07%, 9/25/2025 (a) (c)	7,000	6,781
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (c)	7,480	7,210
Series 2014-K39, Class C, 4.05%, 8/25/2047 (a) (c)	6,500	6,458
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (c)	4,350	4,289
Series 2015-K44, Class C, 3.72%, 1/25/2048 (a) (c)	2,000	1,964
Series 2015-K42, Class C, 3.85%, 1/25/2048 (a) (c)	1,000	983
Series 2015-K43, Class C, 3.73%, 2/25/2048 (a) (c)	6,000	5,882

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-K45, Class B, 3.60%, 4/25/2048 (a) (c)	1,246	1,224
Series 2015-K45, Class C, 3.60%, 4/25/2048 (a) (c)	9,700	9,509
Series 2016-K54, Class B, 4.05%, 4/25/2048 (a) (c)	1,500	1,455
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (c)	8,000	7,785
Series 2015-K50, Class C, 3.78%, 10/25/2048 (a) (c)	2,000	1,935
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (c)	2,260	2,198
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (c)	2,000	1,920
Series 2019-K734, Class B, 4.05%, 2/25/2051 (a) (c)	3,400	3,290
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	3,034
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (c)	9,000	7,145
Series 2015-C31, Class C, 4.62%, 8/15/2048 (c)	2,750	2,336
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,742
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 6.23%, 4/15/2038 (a) (c)	2,936	2,919
Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (c)	2,097	2,084
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class C, 4.40%, 8/15/2047 (c)	5,339	5,252
Series 2014-C18, Class B, 4.37%, 10/15/2047 (c)	5,250	5,167
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,653
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,384
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,968
OPG Trust Series 2021-PORT, Class B, 6.14%, 10/15/2036 (a) (c)	4,075	4,025
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (c)	6,613	6,586
Series 2015-C28, Class B, 4.08%, 5/15/2048 (c)	3,000	2,859
Series 2015-C29, Class C, 4.22%, 6/15/2048 (c)	1,250	1,142
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,338
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,412
Total Commercial Mortgage-Backed Securities (Cost $184,895)		172,556
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 3.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (f) (g) (Cost $324,419)	324,419	324,419

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
5.21%, 8/8/2024 (h) (i)	21,353	21,148
21.73%, 1/23/2025 (h)	95,105	92,062
Total U.S. Treasury Obligations (Cost $113,318)		113,210
Total Short-Term Investments (Cost $437,737)		437,629
Total Investments — 100.8% (Cost $8,444,091)		8,292,147
Liabilities in Excess of Other Assets — (0.8)%		(63,182)
NET ASSETS — 100.0%		8,228,965

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.
(h)	The rate shown is the effective yield as of May 31, 2024.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	10,686	09/30/2024	USD	2,177,940	1,612
Short Contracts
U.S. Treasury 10 Year Note	(1,379)	09/19/2024	USD	(150,268)	(3)
U.S. Treasury 10 Year Ultra Note	(708)	09/19/2024	USD	(79,506)	9
U.S. Treasury Ultra Bond	(86)	09/19/2024	USD	(10,559)	149
U.S. Treasury 5 Year Note	(10,921)	09/30/2024	USD	(1,157,114)	(1,639)
					(1,484)
					128

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,934,034	$43,138	$1,977,172
Collateralized Mortgage Obligations	—	687,231	1	687,232
Commercial Mortgage-Backed Securities	—	172,556	—	172,556
Corporate Bonds	—	2,318,401	—	2,318,401
Mortgage-Backed Securities	—	686,919	—	686,919
U.S. Treasury Obligations	—	2,012,238	—	2,012,238
Short-Term Investments
Investment Companies	324,419	—	—	324,419
U.S. Treasury Obligations	—	113,210	—	113,210
Total Short-Term Investments	324,419	113,210	—	437,629
Total Investments in Securities	$324,419	$7,924,589	$43,139	$8,292,147
Appreciation in Other Financial Instruments
Futures Contracts	$1,770	$—	$—	$1,770
Depreciation in Other Financial Instruments
Futures Contracts	(1,642)	—	—	(1,642)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$128	$—	$—	$128
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$43,814	$—	$702	$8	$11,009	$(12,395)	$—	$—	$43,138
Collateralized Mortgage Obligations	56	—	— (a)	—	—	—	—	(55)	1
Total	$43,870	$—	$702	$8	$11,009	$(12,395)	$—	$(55)	$43,139

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $561.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$24,158	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (26.01%)
			Yield (Discount Rate of Cash Flows)	6.03% - 7.33% (6.42%)

Asset-Backed Securities	24,158
Total	$24,158

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $18,981. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.17% (a) (b)	$184,181	$795,757	$655,519	$—	$—	$324,419	324,419	$3,268	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.